Document And Entity Information	9 Months Ended
May 31, 2016
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	May 31, 2016
Entity Registrant Name	TRAQER CORP
Entity Central Index Key	0001656053
Entity Filer Category	Smaller Reporting Company